Capital Management - Additional Information (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Shareholders Equity	$ 49,818	$ 51,515	$ 57,803	$ 61,082	$ 61,743	$ 75,286